Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

(a)

Basis of Presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Company’s consolidated financial positions, statement of changes in partner’s capital, statements of income and cash flows for the periods presented. The condensed balance sheet data as of December 31, 2018, was derived from audited financial statements, and as permitted by the requirements for interim financial statements, does not include information and disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”) for complete financial statements. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under U.S. GAAP for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Containers L. P.’s Annual Report for the year ended December 31, 2018 filed on Form 20-F with the U.S. Securities and Exchange Commission (“SEC”). Based on internal forecasts and projections that take into account reasonably possible changes in the Company’s trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these interim condensed consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

(b)

Principles of Consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Containers L.P., a Marshall Islands limited partnership, and its subsidiaries that are all 100% owned. All significant intercompany balances and transactions have been eliminated in the condensed consolidated financial statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.

Subsidiaries included in the consolidation:

Company Name	Nature	Effective Ownership Interest	Country of Incorporation	Statements of Operations
				2019	2018
Navios Maritime Containers L.P.	Holding Company	—	Marshall Is.	01/01—06/30	01/01—06/30
Navios Partners Containers Finance Inc.	Sub—Holding Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Navios Partners Containers Inc.	Sub—Holding Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Olympia II Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Pingel Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Ebba Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Clan Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Sui An Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Bertyl Ventures Co.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Silvanus Marine Company	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Anthimar Marine Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Enplo Shipping Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Morven Chartering Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Rodman Maritime Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Isolde Shipping Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Velour Management Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Evian Shiptrade Ltd.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Boheme Navigation Company	Sub—Holding Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Theros Ventures Limited	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Legato Shipholding Inc.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Inastros Maritime Corp.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Zoner Shiptrade S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Jasmer Shipholding Ltd.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Thetida Marine Co.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Jaspero Shiptrade S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Peran Maritime Inc.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Nefeli Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	03/13—06/30
Fairy Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	—
Limestone Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	—
Crayon Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	05/31—06/30
Chernava Marine Corp.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	05/14—06/30
Proteus Shiptrade S.A	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	05/14—06/30
Vythos Marine Corp.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	05/31—06/30
Iliada Shipping S.A.	Operating Company	100%	Marshall Is.	01/01—06/30	05/31—06/30
Vinetree Marine Company	Operating Company	100%	Marshall Is.	01/01—06/30	04/04—06/30
Afros Maritime Inc.	Operating Company	100%	Marshall Is.	01/01—06/30	05/31—06/30
(1)		Currently, vessel-operating company under the sale and leaseback transaction.

(c)	Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”. This update modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, and earlier adoption is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its disclosures to the consolidated financial statements.

In June 2016, FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely matter. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018.

In November 2018, FASB issued ASU2018-19 “Codification Improvements to topic 326, Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842.

In addition, in April 2019, the FASB issued ASU 2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments”, the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis. The effective date and transition requirements for the amendments in this Update are the same as the effective dates and transition requirements in Update 2016-13, as amended by this Update.

The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.